Shareholder Report, Holdings (Details)	May 31, 2024
C000219332 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219332 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219332 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219332 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000219332 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219332 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000219332 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057839 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057839 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000057839 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057839 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000057839 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000057839 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092115 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092115 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092115 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092115 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000092115 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092115 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%